U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1	Name and Address of Issuer:
Principal Life Insurance Company Separate Account B
The Principal Financial Group
Des Moines, IA 50392-2080

2	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
X

3	Investment Company Act File Number:	811-02091
	Securities Act File Number:	02-37988, 02-78001, 33-74232, 33-44670, 33-44565,
333-63401, 333-40254, 333-116220, 333-128079
4a	Last day of fiscal year for which this notice if filed:
December 31, 2010

4b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
N/A
Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c	Check box if this is the last time the issuer will be filing this Form.
N/A

5 Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the		02-37988	$ 19,672
	fiscal year in reliance on rule 24f-2:		02-78001	31,505
			33-44565	1,484,641
			33-44670	8,192,588
			333-63401	15,627,313
			33-74232	497,077,824
			333-40254	107,710,259
			333-116220	1,261,704,181
			333-128079	5,632,465
				1,897,480,448
(ii)	Aggregate price of shares redeemed or	02-37988	$ 77,975
	repurchased during the fiscal year:	02-78001	200,002
		33-44565	2,272,036
		33-44670	14,401,427
		333-63401	10,595,284
		33-74232	407,875,630
		333-40254	183,412,997
		333-116220	496,399,079
		333-128079	5,028,314
			1,120,262,744
(iii)	Aggregate price of shares redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:		0

(iv)	Total available redemption credits
	[Add items 5(ii) and 5(iii)]:			1,120,262,744

(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		777,217,704

(vi)	Redemption credits available for use in future years
	-- if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]"	N/A

(vii)	Multiplier for determining registration fee (See
	Instruction c.9):		0.0001161

(viii)	Registration fee due [Multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):		90,234.98

6 Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
		+	0

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

			90,234.98

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

03/24/11

Method of Delivery:

X	Wire Transfer
N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 33-44565.

Signature
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Separate Account B

By	/s/ Joyce N. Hoffman
Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Date:	24th day of March, 2011